Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG GME DAILY TARGET ETF
Class Name	T-REX 2X LONG GME DAILY TARGET ETF
Trading Symbol	GMEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long GME Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/gmeu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GME Daily Target ETF	$73	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 24,525,080
Holdings Count	3
Advisory Fees Paid, Amount	$ 159,145
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$24,525,080
Number of Holdings	3
Total Net Advisory Fee	$159,145
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	105.11%
Money Market Fund	3.73%
Derivatives	-1.65%
Liabilities in Excess of Other Assets	-7.19%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG HOOD DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG HOOD DAILY TARGET ETF
Class Name	T-REX 2X LONG HOOD DAILY TARGET ETF
Trading Symbol	ROBN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long HOOD Daily Target ETF for the period of January 1, 2026 to June 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/robn/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long HOOD Daily Target ETF	$40	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 126,219,680
Holdings Count	6
Advisory Fees Paid, Amount	$ 667,786
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$126,219,680
Number of Holdings	6
Total Net Advisory Fee	$667,786
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%*

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

*Less than 0.005%.

Portfolio Composition

Cash	81.50%
Derivatives	36.61%
Money Market Fund	14.16%
Exchange Traded Funds	0.00%*
Liabilities in Excess of Other Assets	-32.27%

*Less than 0.005%.

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%*

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

*Less than 0.005%.

T-REX 2X LONG DJT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG DJT DAILY TARGET ETF
Class Name	T-REX 2X LONG DJT DAILY TARGET ETF
Trading Symbol	DJTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long DJT Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/djtu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long DJT Daily Target ETF	$32	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.05%	[3]
Material Change Date	Jun. 18, 2026
Net Assets	$ 9,396,916
Holdings Count	3
Advisory Fees Paid, Amount	$ 59,627
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$9,396,916
Number of Holdings	3
Total Net Advisory Fee	$59,627
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	99.46%
Derivatives	10.40%
Money Market Fund	2.60%
Liabilities in Excess of Other Assets	-12.46%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On June 18, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on July 10, 2026, and shares of the Fund began trading on a split-adjusted basis on July 13, 2026. The Creation Unit size remained at 10,000 shares per unit.

T-REX 2X LONG RBLX DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG RBLX DAILY TARGET ETF
Class Name	T-REX 2X LONG RBLX DAILY TARGET ETF
Trading Symbol	RBLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long RBLX Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/rblu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RBLX Daily Target ETF	$34	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	1.05%	[4]
Net Assets	$ 13,006,035
Holdings Count	3
Advisory Fees Paid, Amount	$ 50,953
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$13,006,035
Number of Holdings	3
Total Net Advisory Fee	$50,953
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	49.88%
Derivatives	35.28%
Money Market Fund	7.64%
Other Assets Net of Liabilities	7.20%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG SNOW DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG SNOW DAILY TARGET ETF
Class Name	T-REX 2X LONG SNOW DAILY TARGET ETF
Trading Symbol	SNOU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long SNOW Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/snou/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNOW Daily Target ETF	$74	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[5]
Net Assets	$ 24,982,286
Holdings Count	2
Advisory Fees Paid, Amount	$ 112,016
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$24,982,286
Number of Holdings	2
Total Net Advisory Fee	$112,016
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	85.82%
Money Market Fund	9.83%
Derivatives	4.45%
Liabilities in Excess of Other Assets	-0.10%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG APPLE DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG APPLE DAILY TARGET ETF
Class Name	T-REX 2X LONG APPLE DAILY TARGET ETF
Trading Symbol	AAPX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/aapx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$53	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[6]
Net Assets	$ 10,435,013
Holdings Count	2
Advisory Fees Paid, Amount	$ 48,577
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$10,435,013
Number of Holdings	2
Total Net Advisory Fee	$48,577
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	83.33%
Other Assets Net of Liabilities	16.22%
Derivatives	0.45%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG ALPHABET DAILY TARGET ETF
Class Name	T-REX 2X LONG ALPHABET DAILY TARGET ETF
Trading Symbol	GOOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/goox/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$56	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[7]
Net Assets	$ 52,952,711
Holdings Count	2
Advisory Fees Paid, Amount	$ 290,655
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$52,952,711
Number of Holdings	2
Total Net Advisory Fee	$290,655
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	61.02%
Other Assets Net of Liabilities	28.66%
Derivatives	10.32%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Class Name	T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Trading Symbol	MSFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/msfx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$40	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.05%	[8]
Net Assets	$ 29,312,149
Holdings Count	2
Advisory Fees Paid, Amount	$ 128,709
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$29,312,149
Number of Holdings	2
Total Net Advisory Fee	$128,709
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	107.94%
Other Assets Net of Liabilities	1.00%
Derivatives	-8.94%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.